FUND SYMBOLS	CLASS A	CLASS B	CLASS C	CLASS M	CLASS R	CLASS Y
	PDMAX	PDMBX	PDMCX	PDMMX	PDMRX	PDMYX

Putnam Absolute Return 700 Fund

Summary prospectus
2|28|10

A world of investing.™

Putnam INVESTMENTS

Putnam Absolute Return
700 Fund

Before you invest, you may wish to review the fund’s prospectus, which contains more information about the fund and its risks. You may obtain the prospectus and other information about the fund, including the statement of additional information (SAI) and most recent reports to shareholders, at no cost by visiting putnam.com/funddocuments, calling 1-800-225-1581, or e-mailing Putnam at funddocuments@putnam.com.

The fund’s prospectus and SAI, both dated 2/28/10, are incorporated by reference into this summary prospectus.

Goal

Putnam Absolute Return 700 Fund seeks to earn a positive total return that exceeds the rate of inflation by 700 basis points (or 7.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares beginning on page 38 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

Shareholder fees (fees paid directly from your investment)

		Maximum deferred
	Maximum sales	sales charge (load) (as
	charge (load)	a percentage of original
	imposed on purchases	purchase price or	Redemption fee (as
	(as a percentage of	redemption proceeds,	a percentage of total
Share class	offering price)	whichever is lower)	redemption proceeds)
Class A	5.75%	NONE*	1.00%
Class B	NONE	5.00%**	1.00%
Class C	NONE	1.00%	1.00%
Class M	3.50%	NONE*	1.00%
Class R	NONE	NONE	1.00%
Class Y	NONE	NONE	1.00%

2

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

							Total
							annual
							fund
							operating
		Distribu-			Total		expenses
		tion and		Acquired	annual		after
	Manage-	service		fund	fund	Expense	expense
	ment	(12b-1)	Other	operating	operating	reimburse-	reimburse-
Share class	fees***	fees	expenses	expenses	expenses	ment	ment****
Class A	0.88%	0.25%	0.68%	0.01%	1.82%	(0.23)%	1.59%
Class B	0.88%	1.00%	0.68%	0.01%	2.57%	(0.23)%	2.34%
Class C	0.88%	1.00%	0.68%	0.01%	2.57%	(0.23)%	2.34%
Class M	0.88%	0.75%	0.68%	0.01%	2.32%	(0.23)%	2.09%
Class R	0.88%	0.50%	0.68%	0.01%	2.07%	(0.23)%	1.84%
Class Y	0.88%	N/A	0.68%	0.01%	1.57%	(0.23)%	1.34%

     * A deferred sales charge of 1.00% on class A shares and of 0.65% on class M shares may be imposed on certain redemptions of shares bought without an initial sales charge.

   ** This charge is phased out over six years.

  *** Management fees are subject to a performance adjustment, as described in Who oversees and manages the funds in the fund’s prospectus.

**** Reflects projected expenses under a new management contract effective 2/1/2010 and a new expense arrangement, which gives effect to changes in the fund’s investor servicing contract, changes in the allocation of certain expenses among the Putnam funds and Putnam Investment Management, LLC’s (Putnam Management) contractual obligation to limit certain fund expenses through February 28, 2011. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

3

Share class	1 year	3 years	5 years	10 years
Class A	$727	$1,094	$1,483	$2,572
Class B	$737	$1,078	$1,545	$2,705
Class B
(no redemption)	$237	$778	$1,345	$2,705
Class C	$337	$778	$1,345	$2,888
Class C
(no redemption)	$237	$778	$1,345	$2,888
Class M	$555	$1,028	$1,527	$2,896
Class R	$187	$627	$1,092	$2,382
Class Y	$136	$473	$833	$1,848

Portfolio turnover

The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the fiscal period ended October 31, 2009 was 48%.

Investments, risks, and performance

Investments

The fund combines two independent investment strategies — a beta strategy, which provides broad exposure to investment markets, and an alpha strategy, which seeks returns from active trading. The beta strategy seeks to balance risk and to provide positive total return by investing, without limit, in many different asset classes, including U.S., international, and emerging markets equity securities (growth or value stocks or both) and fixed-income securities; mortgage- and asset-backed securities; high yield securities (sometimes referred to as “junk bonds”); inflation-protected securities; commodities; and real estate investment trusts. The alpha strategy involves the potential use of active trading strategies designed to provide additional total return through active security selection, tactical asset allocation, currency transactions and options transactions.

We may consider, among other factors, a company’s valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments, and, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell fixed income investments. We may use derivatives, such as futures, options, warrants and swap contracts, for both hedging and non-hedging purposes in implementing the beta and alpha strategies. Accordingly, derivatives may be used to obtain or enhance exposure to the asset classes and strategies mentioned above, and to hedge against risk.

4

Putnam Absolute Return 700 Fund has a higher risk and return profile than Putnam Absolute Return 500 Fund as a result of increased exposure to the asset classes and strategies mentioned above.

Risks

It is important to understand that you can lose money by investing in the fund.

Our allocation of assets among asset classes may hurt performance. The prices of stocks and bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. These risks are generally greater for small and midsize companies. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. The market may not favor growth- or value-style investing. The risks associated with bond investments include interest rate risk, which means the prices of the fund’s investments are likely to fall if interest rates rise. Bond investments are also subject to credit risk, which is the risk that the issuers of the fund’s investments may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (“junk bonds”). Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. International investments may carry risks associated with investing outside the United States, such as currency fluctuation, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments. Those risks are increased for investments in emerging markets. Our alpha strategy may lose money or not earn a return sufficient to cover associated trading and other costs. Our use of derivatives may increase these risks by, for example, increasing investment exposure or, in the case of many over-the-counter derivatives, by being illiquid because of the potential inability to terminate or sell derivative positions.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investor profile

The fund is one of four Putnam Absolute Return Funds designed for investors seeking positive total return in excess of inflation by a targeted amount (100, 300, 500 or 700 basis points) on an annualized basis over a reasonable period of time regardless of market conditions. Because the fund seeks performance over a reasonable period of time, investors should be willing to wait out short-term market fluctuations and should generally have an investment horizon of at least three years or more. The fund may be suitable for you if you are considering a stock fund, or a fund that can manage allocations and risk across global asset classes.

5

Performance

The performance information below gives some indication of the risks associated with an investment in the fund and why a long-term investment horizon is important. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

Annual total returns for class A shares before sales charges

Average annual total returns after sales charges
(for periods ending 12/31/09)

Share class	1 year	Since inception (12/23/08)
Class A before taxes	7.84%	7.67%
Class A after taxes on distributions	7.23%	7.07%
Class A after taxes on distributions
and sale of fund shares	5.15%	6.20%
Class B before taxes	8.40%	9.19%
Class C before taxes	12.56%	13.26%
Class M before taxes	9.67%	9.46%
Class R before taxes	13.89%	13.58%
Class Y before taxes	14.54%	14.21%
BofA Merrill Lynch U.S. Treasury
Bill Index (no deduction for fees,
expenses or taxes)	0.29%	0.29%

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-deferred arrangement.

Class B share performance does not assume conversion to class A shares.

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

6

Portfolio managers

Jeffrey L. Knight, Head of Global Asset Allocation, portfolio manager of fund since 2008

James A. Fetch, Portfolio Manager, portfolio manager of fund since 2008

Robert J. Kea, Portfolio Manager, portfolio manager of fund since 2008

Robert J. Schoen, Portfolio Manager, portfolio manager of fund since 2008

Jason R. Vaillancourt, Portfolio Manager, portfolio manager of fund since 2008

Purchase and sale of fund shares

You can open an account, purchase and/or sell fund shares, or exchange them for shares of another Putnam fund by contacting your financial advisor or by calling Putnam Investor Services at 1-800-225-1581.

When opening an account, you must complete and mail a Putnam account application, along with a check made payable to the fund, to: Putnam Investor Services, P.O. Box 8383, Boston, MA 02266-8383. The minimum initial investment of $500 is currently waived, although Putnam reserves the right to reject initial investments under $500 at its discretion. There is no minimum for subsequent investments.

You can sell your shares back to the fund or exchange them for shares of another Putnam fund any day the New York Stock Exchange is open, either through your financial advisor or directly to the fund. Shares may be sold or exchanged by mail, by phone, or online at putnam.com. Some restrictions may apply.

Tax information

The fund normally distributes any net investment income and any net realized capital gains annually. These distributions will be taxed as ordinary income or as capital gains, unless the shares are held through a qualified retirement plan.

Financial intermediary compensation

If you purchase the fund through a broker/dealer or other financial intermediary (such as a bank or financial advisor), the fund and its related companies may pay that intermediary for the sale of fund shares and related services. Please bear in mind that these payments may create a conflict of interest by influencing the broker/dealer or other intermediary to recommend the fund over another investment. Ask your advisor or visit your advisor’s Web site for more information.

Additional information, including current performance, is available at putnam.com/funddocuments, by calling 1-800-225-1581, or by e-mailing Putnam at funddocuments@putnam.com.

7

Putnam INVESTMENTS

One Post Office Square
Boston, MA 02109

putnam.com

1-800-225-1581

NP107 260120 2/10 Putnam Retail Management